Net Income (Loss) Per Ordinary Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss	$ (8,869)	$ (4,582)	$ (18,911)	$ (9,959)
Denominator:
Weighted average common shares and vested RSUs – basic and diluted	105,079,508	101,685,915	104,563,467	101,381,153
Basic net loss per common share	$ (0.08)	$ (0.05)	$ (0.18)	$ (0.1)